Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Income) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Interest income from securities									$ 19,077		$ 15,682		$ 5,533
Total interest and dividend income	86,594	88,083	84,941	87,247	89,972	91,485	93,707	98,887	346,865		374,051		412,786
INTEREST EXPENSE									178,131		204,486		236,144
NET INTEREST AND DIVIDEND INCOME	43,865	44,308	40,556	40,005	41,141	40,887	42,683	44,854	168,734		169,565		176,642
OTHER INCOME									2,142		3,898		4,646
Salaries and employee benefits									44,913		42,666		43,318
Other, net									9,593		7,362		7,701
Total other expenses									132,317		89,730		93,621
INCOME TAX BENEFIT									18,949		37,525		38,926
INCOME BEFORE INCOME TAX EXPENSE									57,352		105,365		105,224
NET INCOME	16,766	17,259	15,636	(11,258)	15,447	16,758	14,655	20,980	38,403	[1]	67,840	[1]	66,298	[1]
Capitol Federal Financial [Member]
Dividend income from the Bank									45,643		84,869		50,056
Interest income from other investments									3,221		2,927		3,612
Interest income from securities									1,093
Total interest and dividend income									49,957		87,796		53,668
INTEREST EXPENSE									855		1,680		2,573
NET INTEREST AND DIVIDEND INCOME									49,102		86,116		51,095
OTHER INCOME									26		50		76
Contribution to Foundation									40,000
Salaries and employee benefits									856		929		1,108
Regulatory And Outside Services									337		493		228
Other, net									650		270		243
Total other expenses									41,843		1,692		1,579
INCOME BEFORE INCOME TAX BENEFIT AND EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY									7,285		84,474		49,592
INCOME TAX BENEFIT									(13,425)		(138)		(162)
INCOME BEFORE INCOME TAX EXPENSE									20,710		84,612		49,754
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY (EXCESS OF DISTRIBUTION OVER)									17,693		(16,772)		16,544
NET INCOME									$ 38,403		$ 67,840		$ 66,298

[1]	Net income available to participating securities (unvested RRP shares) was inconsequential for fiscal years 2011, 2010, and 2009.